Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Preferred Stock

13. Preferred Stock

The Company has the authority to issue 1,000,000 shares of preferred stock, $0.01 par value per share, consisting of authorized and/or outstanding shares as of March 31, 2024 as follows:

●	1,800 authorized shares designated as “Series G Convertible Preferred Stock”, of which 168 shares are outstanding.

●	23,000 authorized shares designated as “Series H Convertible Preferred Stock” (as further described below), of which no shares are outstanding.

20. Preferred Stock

The Company has the authority to issue 1,000,000 shares of Preferred Stock, $0.01 par value per share, consisting of authorized and/or outstanding shares as of December 31, 2023 as follows:

●	1,800 authorized shares designated as “Series G Convertible Preferred Stock” (as further described below), of which 168 shares are outstanding as of December 31, 2023 and 2022.

●	23,000 authorized shares designated as “Series H Convertible Preferred Stock” (as further described below), of which none and 14,356 shares were outstanding as of December 31, 2023 and 2022, respectively.

Series G Preferred Stock

On May 30, 2000, the Company sold 1,800 shares of its Series G convertible Preferred Stock (the “Series G Preferred Stock”), of which 1,631.504 were converted prior to November 2001 and 168.496 shares continue to be outstanding, at a stated value of $1,000 per share, convertible into shares of the Company’s common stock, as adjusted for the stock split on February 8, 2022, and will be further adjusted in the event of another stock splits, stock dividends, combinations of shares and similar transactions subject to stock splits. The Series G Preferred Stock is convertible into shares of common stock, at the option of the holder, subject to certain limitations. The Company may require holders to convert all (but not less than all) of the Series G Preferred Stock or buy out all outstanding shares of Series G Preferred Stock at the liquidation value of $168. Holders of Series G Preferred Stock are not entitled to dividends and have no voting rights, unless required by law or with respect to certain matters relating to the Series G Preferred Stock.

Upon a change in control, sale of or similar transaction, as defined in the Certificate of Designation for the Series G Preferred Stock, the holder of the Series G Preferred Stock has the option to deem such transaction as a liquidation and may redeem their 168.496 shares at the liquidation value of $1,000 per share, or an aggregate amount of $168. The sale of all the assets of the Company on June 28, 2007 triggered the redemption option. As such redemption was not in the control of the Company, the Series G Preferred Stock has been accounted for as if it is redeemable preferred stock and is classified on the consolidated balance sheets as a mezzanine obligation between liabilities and stockholders’ deficiency. The holder of the Series G Preferred Stock still has the ability to exercise the redemption option.

Series H Preferred Stock

All of the then outstanding shares of Series H convertible Preferred Stock (the “Series H Preferred Stock”) automatically converted into shares of the Company’s common stock on the fifth anniversary date of the initial first closing of the Series H Preferred Stock, or on August 10, 2023, at the conversion price of $7.26 per share (the “automatic mandatory conversion”). Further details are provided under the heading Common Stock in Note 21.